SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounting Standard Recently Adopted (Details)	Mar. 31, 2022 USD ($)
Operating lease right-of-use asset	$ 296,832
Operating lease long-term obligation	147,375
Accounting Standards Update 2016-02 [Member]
Operating lease right-of-use asset	333,000
Operating lease long-term obligation	$ 333,000